NONCONTROLLING INTEREST (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
NONCONTROLLING INTEREST
Beginning Balance		196,911	167,253	133,485
Net income attributed to noncontrolling interest	8,178	49,500	45,338	39,752
Capital injection by noncontrolling shareholders				2,960
Foreign currency translation adjustments		5,037	2,498	6,268
Distributions paid to noncontrolling interests		(25,009)	(17,321)	(15,212)
Disposal of the subsidiaries			(857)
Ending Balance	$ 37,405	226,439	196,911	167,253